Condensed Shinhan Financial Group (Parent Company only) Statement of Financial Position (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investment (at equity) in subsidiaries:
Financial assets at FVTPL	₩ 59,091,403	₩ 53,163,143
Derivative assets	5,633,915	2,829,274
Other assets:
Other	32,194,666	27,878,281
Total assets	605,234,104	552,419,581
Liabilities
Debt securities issued	75,134,394	75,363,364
Derivative liabilities	5,016,567	2,303,012
Accrued expenses & other liabilities	45,526,213	38,237,558
Total liabilities	558,877,246	510,489,200
Equity
Total equity	46,356,858	41,930,381
Total liabilities and equity	605,234,104	552,419,581
Parent Company only
Deposits [Abstract]
Banking subsidiaries	3	167
Receivables from subsidiaries:
Non-banking subsidiaries	3,218,455	2,219,698
Investment (at equity) in subsidiaries:
Banking subsidiaries	13,797,222	13,797,222
Non-banking subsidiaries	16,157,962	15,183,053
Financial assets at FVTPL	1,810,867	443,377
Derivative assets	39,392	24,352
Property, equipment and intangible assets, net	10,360	11,106
Other assets:
Banking subsidiaries	260,342	408,436
Non-banking subsidiaries	173,473	171,321
Other	15,838	2,590
Total assets	35,483,914	32,261,322
Liabilities
Debt securities issued	9,920,059	9,147,640
Derivative liabilities	22,133	17,687
Accrued expenses & other liabilities	484,625	630,569
Total liabilities	10,426,817	9,795,896
Equity
Total equity	25,057,097	22,465,426
Total liabilities and equity	₩ 35,483,914	₩ 32,261,322